Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: allowance for uncollectible receivables	$ (88)	$ (88)
Total	12,770	12,916
Referral fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable Gross	4,009	4,155
Management fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable Gross	$ 8,849	$ 8,849